PROPERTY, EQUIPMENT AND SOFTWARE, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	$ 8,543,198	$ 8,692,268
Less: accumulated depreciation and amortization	(6,708,077)	(5,909,305)
Net book value	1,835,121	2,782,963
Depreciation and amortization	980,053	1,145,995	$ 1,125,032
Machinery and laboratory equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	5,201,479	5,293,386
Leasehold improvements
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	1,037,675	1,055,271
Electronic equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	1,818,352	1,863,963
Furniture and tools
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	42,821	29,684
Vehicles
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	78,928	80,266
Software
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	$ 363,943	$ 369,698